UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -------------------
Check here if Amendment [ ]; Amendment Number:
                                               -------------------
     This Amendment (check only one):        [  ] is a restatement
                                             [ ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Ironwood Investment Management, LLC
                ----------------------------------------------------------
Address:        21 Custom House Street, Suite 240
                ----------------------------------------------------------
                Boston, MA  02110
                ----------------------------------------------------------

Form 13F File Number: 28-06155
                    ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           John Barnett
                ---------------------------------------------------------
Title:          Chief Compliance Officer
                ---------------------------------------------------------
Phone:          617.757.7609
                ---------------------------------------------------------
Signature, Place and Date of Signing:

 /s/  JOHN O. BARNETT                 Boston, MA        October 20, 2011
-------------------------------    ---------------    --------------------
      [Signature]                    [City, State]             [Date]

Report Type (Check only one)

      [X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

      [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                                -------------------
Form 13F Information Table Entry Total:                156
                                                -------------------
Form 13F Information Table Value Total:              $366,620
                                                -------------------
                                                   (thousands)




List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A E S Corp                     COM              00130H105      275 28225.00 SH       SOLE                 28225.00
A T M I Inc                    COM              00207r101     2534 160205.00SH       SOLE                160205.00
Acco Brands Corp               COM              00081T108     1631 341844.00SH       SOLE                341844.00
Albemarle Corp                 COM              012653101      457 11305.00 SH       SOLE                 11305.00
Amag Pharma Inc                COM              00163U106     4977 337173.00SH       SOLE                337173.00
Amedisys Inc                   COM              023436108     1204 81256.00 SH       SOLE                 81256.00
America's Car-Mart Inc.        COM              03062t105      778 26800.00 SH       SOLE                 26800.00
American Railcar Inds          COM              02916P103      185 12030.00 SH       SOLE                 12030.00
Amern Superconductor Cp        COM              030111108      953 242522.00SH       SOLE                242522.00
Analogic Corp                  COM              032657207     5856 128955.01SH       SOLE                128955.01
Ariad Pharmaceuticals Inc      COM              04033a100     6713 763686.00SH       SOLE                763686.00
Arrow Electronics              COM              042735100      816 29365.00 SH       SOLE                 29365.00
Ascent Capital Group           COM              043632108     2900 73752.00 SH       SOLE                 73752.00
Ashford Hospitality Tr Reit    COM              044103109      537 76555.00 SH       SOLE                 76555.00
B T U International Inc        COM              056032105     2106 474221.00SH       SOLE                474221.00
Bank Of America Corp           COM              060505104       84 13770.00 SH       SOLE                 13770.00
Barnes Group Inc               COM              067806109      400 20755.00 SH       SOLE                 20755.00
Barrett Business Services Inc. COM              068463108      692 49650.00 SH       SOLE                 49650.00
Beacon Roofing Supply          COM              073685109     4634 289835.00SH       SOLE                289835.00
Belden Inc                     COM              077454106      401 15565.00 SH       SOLE                 15565.00
Benchmark Electronics          COM              08160h101      135 10385.00 SH       SOLE                 10385.00
Berkshire Hills Bancorp        COM              084680107     3740 202486.00SH       SOLE                202486.00
Berry Petroleum Co Cl A        COM              085789105      255  7200.00 SH       SOLE                  7200.00
Boston Private Finl Hldg       COM              101119105     4975 846068.00SH       SOLE                846068.00
Bristol-Myers Squibb Co        COM              110122108      400 12732.00 SH       SOLE                 12732.00
Brocade Communs Sys New        COM              111621306      364 84330.00 SH       SOLE                 84330.00
C A C I Inc Cl A               COM              127190304      612 12250.00 SH       SOLE                 12250.00
C E Franklin Ltd F             COM              125151100      417 51326.00 SH       SOLE                 51326.00
C S G Systems Intl Inc         COM              126349109     4358 344785.00SH       SOLE                344785.00
Cache Inc New                  COM              127150308     3824 766404.00SH       SOLE                766404.00
Callaway Golf                  COM              131193104     2334 451539.00SH       SOLE                451539.00
Carrizo Oil & Gas Inc          COM              144577103     3512 162951.00SH       SOLE                162951.00
Carters Inc                    COM              146229109     6671 218419.00SH       SOLE                218419.00
Castle A M & Co                COM              148411101      402 36740.00 SH       SOLE                 36740.00
Celsion Corp New               COM              15117n305      104 41655.00 SH       SOLE                 41655.00
Cenveo Inc                     COM              15670s105      638 212050.00SH       SOLE                212050.00
Ceradyne Inc Com               COM              156710105     2805 104300.00SH       SOLE                104300.00
Chiquita Brands Intl New       COM              170032809     2413 289346.00SH       SOLE                289346.00
City National Corp.            COM              178566105     3703 98065.00 SH       SOLE                 98065.00
Columbia Banking Systems       COM              197236102     4059 283463.00SH       SOLE                283463.00
Commercial Vehicle Group       COM              202608105      438 66605.00 SH       SOLE                 66605.00
Comverge Inc                   COM              205859101      533 293109.00SH       SOLE                293109.00
Cpi Aerostructures New         COM              125919308      254 26685.00 SH       SOLE                 26685.00
Cytokinetics Inc               COM              23282W100     1723 1472587.00SH      SOLE               1472587.00
Darling Intl Inc               COM              237266101     6237 495399.00SH       SOLE                495399.00
Denbury Res Inc New            COM              247916208      166 14475.00 SH       SOLE                 14475.00
Diana Shipping Inc F           COM              Y2066G104     2151 289846.00SH       SOLE                289846.00
Digital River Inc              COM              25388B104     3439 165897.00SH       SOLE                165897.00
Dolan Company                  COM              25659P402     2663 296235.00SH       SOLE                296235.00
Durect Corp                    COM              266605104     5336 3314581.00SH      SOLE               3314581.00
Dycom Industries Inc           COM              267475101     4218 275668.00SH       SOLE                275668.00
Dynamics Research Corp.        COM              268057106      248 27800.00 SH       SOLE                 27800.00
Energysolutions Inc            COM              292756202     3083 873404.00SH       SOLE                873404.00
Esterline Corp.                COM              297425100      385  7425.00 SH       SOLE                  7425.00
Exxon Mobil Corporation        COM              30231G102      984 13546.00 SH       SOLE                 13546.00
F T I Consulting Inc           COM              302941109      863 23450.00 SH       SOLE                 23450.00
Ferro Corp                     COM              315405100      512 83245.00 SH       SOLE                 83245.00
First Niagara Finl New         COM              33582V108     3982 435211.00SH       SOLE                435211.00
Flanders Corp                  COM              338494107     2084 706524.00SH       SOLE                706524.00
Freightcar America Inc         COM              357023100     1156 80242.00 SH       SOLE                 80242.00
Galena Biopharma Inc.          COM              363256108      134 205920.00SH       SOLE                205920.00
General Electric Company       COM              369604103      466 30611.00 SH       SOLE                 30611.00
Gfi Group Inc                  COM              361652209      219 54495.00 SH       SOLE                 54495.00
Global Industries Ltd          COM              379336100     9596 1211656.00SH      SOLE               1211656.00
Goodyear Tire & Rubber         COM              382550101      253 25070.00 SH       SOLE                 25070.00
Griffon Corp                   COM              398433102      566 69150.00 SH       SOLE                 69150.00
Group 1 Automotive             COM              398905109      586 16475.00 SH       SOLE                 16475.00
Hancock Holding Co             COM              410120109     1971 73501.20 SH       SOLE                 73501.20
Hanover Insurance Group        COM              410867105     5361 151026.00SH       SOLE                151026.00
Hewlett-Packard Company        COM              428236103      504 22429.00 SH       SOLE                 22429.00
Hollyfrontier Corp             COM              436106108     3942 150325.18SH       SOLE                150325.18
Hudson Highland Group          COM              443792106     1437 420121.00SH       SOLE                420121.00
Insteel Industries Inc.        COM              45774w108      134 13330.00 SH       SOLE                 13330.00
Intel Corp                     COM              458140100      269 12601.00 SH       SOLE                 12601.00
Intl Business Machines         COM              459200101     1405  8036.00 SH       SOLE                  8036.00
Jarden Corp.                   COM              471109108      912 32255.00 SH       SOLE                 32255.00
Joseph A Bank Clothiers        COM              480838101    10364 222271.00SH       SOLE                222271.00
Kenexa Corporation             COM              488879107     4968 317635.00SH       SOLE                317635.00
Kona Grill Inc                 COM              50047H201     2152 387677.00SH       SOLE                387677.00
Limelight Networks Inc         COM              53261M104     2835 1201275.00SH      SOLE               1201275.00
Lincare Holdings Inc.          COM              532791100      365 16237.00 SH       SOLE                 16237.00
Ltx-Credence Corp New          COM              502403207     1259 238062.33SH       SOLE                238062.33
Madden Steven Ltd              COM              556269108     7278 241804.50SH       SOLE                241804.50
Manitex International          COM              563420108      162 45615.00 SH       SOLE                 45615.00
Manitowoc Inc.                 COM              563571108      192 28615.00 SH       SOLE                 28615.00
Material Sciences Corp         COM              576674105     2215 344420.00SH       SOLE                344420.00
Maxwell Technologies Inc       COM              577767106     3317 180160.00SH       SOLE                180160.00
Mckesson Corporation           COM              58155Q103      816 11227.00 SH       SOLE                 11227.00
Meadowbrook Insurance Gp       COM              58319P108     4252 477244.00SH       SOLE                477244.00
Measurement Specialties        COM              583421102     3903 150328.00SH       SOLE                150328.00
Mens Wearhouse Inc.            COM              587118100      352 13515.00 SH       SOLE                 13515.00
Mentor Graphics Corp           COM              587200106     4227 439441.00SH       SOLE                439441.00
Merck & Co Inc New             COM              58933y105      218  6674.00 SH       SOLE                  6674.00
Mercury Computer Systems       COM              589378108     6366 553553.00SH       SOLE                553553.00
Metalico Inc                   COM              591176102     2561 656765.00SH       SOLE                656765.00
Mocon Inc                      COM              607494101      359 22796.00 SH       SOLE                 22796.00
Moduslink Global Sol Inc       COM              60786L107     1169 335098.00SH       SOLE                335098.00
N C R Corp New                 COM              62886e108     1033 61170.00 SH       SOLE                 61170.00
Nautilus Inc                   COM              63910B102      840 560247.00SH       SOLE                560247.00
Newmarket Corp.                COM              651587107      509  3350.00 SH       SOLE                  3350.00
Newpark Resources Inc          COM              651718504     3845 631432.00SH       SOLE                631432.00
Northwestern Corp New          COM              668074305      394 12348.00 SH       SOLE                 12348.00
Novavax Inc                    COM              670002104     2360 1474698.00SH      SOLE               1474698.00
Old Republic Intl Corp         COM              680223104     3387 379682.00SH       SOLE                379682.00
Olin Corp                      COM              680665205      344 19080.00 SH       SOLE                 19080.00
Pegasystems Inc                COM              705573103     9138 298534.00SH       SOLE                298534.00
Pepsico Incorporated           COM              713448108      325  5255.00 SH       SOLE                  5255.00
Perficient Inc                 COM              71375U101     3548 484724.00SH       SOLE                484724.00
Pfizer Incorporated            COM              717081103      214 12089.00 SH       SOLE                 12089.00
Pilgrim's Pride Corp.          COM              72147k108      259 60670.00 SH       SOLE                 60670.00
Polyone Corp                   COM              73179P106      221 20670.00 SH       SOLE                 20670.00
Prestige Brands Holdings       COM              74112D101     3657 404040.00SH       SOLE                404040.00
Progress Software Corp         COM              743312100     6754 384852.00SH       SOLE                384852.00
Progressive Corp Ohio          COM              743315103      246 13840.00 SH       SOLE                 13840.00
Quiksilver Inc.                COM              74838c106     1743 571400.00SH       SOLE                571400.00
R T I Intl Metals Inc          COM              74973W107     4225 181170.00SH       SOLE                181170.00
Reddy Ice Holdings             COM              75734r105      222 177640.00SH       SOLE                177640.00
Rex Energy Corp                COM              761565100     6558 518380.00SH       SOLE                518380.00
Rockville Financial New        COM              774188106     1606 169460.00SH       SOLE                169460.00
Sandridge Energy Inc           COM              80007P307     3663 658755.77SH       SOLE                658755.77
Schulman A Inc                 COM              808194104     2946 173400.60SH       SOLE                173400.60
Scotts Miracle Gro Co          COM              810186106      634 14220.00 SH       SOLE                 14220.00
Shaw Group Inc                 COM              820280105     5204 239391.00SH       SOLE                239391.00
Shoe Carnival Inc              COM              824889109     4617 195621.00SH       SOLE                195621.00
Sm Energy Company              COM              78454l100      655 10795.00 SH       SOLE                 10795.00
Sonus Networks Inc             COM              835916107     2585 1196552.00SH      SOLE               1196552.00
Southwest Airlines Co          COM              844741108      930 115633.44SH       SOLE                115633.44
Southwest Bancorp Okla         COM              844767103      763 180770.00SH       SOLE                180770.00
Spectrum Pharmaceuticals Inc.  COM              84763a108      318 41640.00 SH       SOLE                 41640.00
Stancorp Finl Group Inc        COM              852891100     3649 132360.00SH       SOLE                132360.00
Steel Dynamics Inc             COM              858119100      494 49750.00 SH       SOLE                 49750.00
Sterling Construction Co       COM              859241101      466 41750.00 SH       SOLE                 41750.00
Strat Diagnostics Inc          COM              862700101     1095 629375.00SH       SOLE                629375.00
Sunopta Inc F                  COM              8676EP108     5797 1175860.00SH      SOLE               1175860.00
Sycamore Netwrks Inc New       COM              871206405     1785 98890.50 SH       SOLE                 98890.50
Synta Pharmaceuticals          COM              87162t206      174 53400.00 SH       SOLE                 53400.00
Sypris Solutions Inc           COM              871655106     1915 638472.00SH       SOLE                638472.00
Teleflex Incorporated          COM              879369106     5327 99079.00 SH       SOLE                 99079.00
Teletech Holdings Inc          COM              879939106     5107 335111.00SH       SOLE                335111.00
Tempur Pedic Intl              COM              88023U101    16644 316372.00SH       SOLE                316372.00
Terex Corp                     COM              880779103     2304 224590.00SH       SOLE                224590.00
Trico Bancshs Chico Ca         COM              896095106     1773 144472.00SH       SOLE                144472.00
Triquint Semiconductor, Inc.   COM              89674K103     3592 715490.00SH       SOLE                715490.00
Ttm Technologies Inc           COM              87305r109      865 90925.00 SH       SOLE                 90925.00
Tutor Perini Corp              COM              901109108      271 23565.00 SH       SOLE                 23565.00
U S Physical Therapy           COM              90337L108     7447 402114.00SH       SOLE                402114.00
Universal Forest Product       COM              913543104     1414 58790.00 SH       SOLE                 58790.00
Vicor Corp                     COM              925815102     2949 337032.00SH       SOLE                337032.00
Vivus Inc                      COM              928551100     2758 341817.00SH       SOLE                341817.00
Volcano Corporation            COM              928645100     6177 208459.00SH       SOLE                208459.00
Watts Water Tech Inc A Class A COM              942749102     3911 146741.00SH       SOLE                146741.00
Wausau Paper Corp              COM              943315101     3849 602315.00SH       SOLE                602315.00
Western Digital Corp           COM              958102105      389 15140.00 SH       SOLE                 15140.00
Whole Foods Market Inc         COM              966837106      448  6855.00 SH       SOLE                  6855.00
Williams Controls New          COM              969465608      806 73877.00 SH       SOLE                 73877.00
Xerox Corp                     COM              984121103       76 10965.58 SH       SOLE                 10965.58